Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 25,413	$ 36,276	$ 31,193
Federal funds sold	20,789	20,553	514
Cash and cash equivalents	46,202	56,829	31,707
Interest-bearing time deposits in other banks	5,245	5,245	5,995
Available-for-sale securities	74,976	130,810	52,985
Held-to-maturity securities	317,509	310,539	261,017
Loans held for sale	4,002	3,504	897
Loans, net of allowance	974,080	954,849	719,913
Other real estate owned, net	4,898	5,811	4,754
Premises and equipment, net	39,103	39,147	33,946
Bank owned life insurance	33,052	32,555	28,729
Federal Reserve Bank and Federal Home Loan Bank stock	10,875	11,013	4,312
Interest receivable	4,323	4,540	3,592
Goodwill	18,130	18,130	18,130
Core deposit intangible, net	1,376	1,549	1,107
Other	11,086	11,206	7,431
Total assets	1,544,857	1,585,727	1,174,515
Deposits
Demand	157,896	157,834	128,919
Total non-interest-bearing deposits	157,896	157,834	128,919
Savings, NOW, and money market	595,272	619,468	510,098
Time	443,599	438,612	342,160
Total interest-bearing deposits	1,038,871	1,058,080	852,258
Total deposits	1,196,767	1,215,914	981,177
Federal funds purchased and retail repurchase agreements	22,782	20,762	25,301
Federal Home Loan Bank advances	147,648	145,439	20,976
Bank stock loan		18,612	15,152
Subordinated debentures	9,371	9,251	8,941
Contractual obligations	2,831	3,093	3,146
Interest payable and other liabilities	7,270	5,423	2,093
Total liabilities	1,386,669	1,418,494	1,056,786
Commitments and contingent liabilities
Stockholders' equity
Common stock	97	97	76
Additional paid-in capital	138,480	138,077	98,398
Retained earnings	41,240	34,955	24,832
Accumulated other comprehensive loss	(1,732)	(2,371)	(2,281)
Employee stock loans	(242)	(242)
Treasury stock	(19,655)	(19,655)	(19,655)
Total stockholders' equity	158,188	167,233	117,729
Total liabilities and stockholders' equity	$ 1,544,857	1,585,727	1,174,515
Preferred Stock, Series C [Member]
Stockholders' equity
Preferred stock, Series C		16,372	16,359
Total stockholders' equity		$ 16,372	$ 16,359